Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
5.
Prepayments and Other Current Assets

The prepayments and other current assets consisted of the following:

	As of December 31,
	2021	2022
	(US$ thousand)
Interest receivables	$2,674	$4,412
Prepayments(1)	2,820	2,033
VAT recoverable(2)	1,806	428
Employee loans and advances(3)	888	183
Restricted cash	130	130
Proceeds receivable for employee share option exercises	329	90
Others	154	50
	$8,801	$7,326

(1)
Prepayments are primarily related to prepayments for services, advertisements and other deposits.
(2)
VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
(3)
Employee advances and loans are primarily advances to employees that are business related, taxes paid on behalf of employees related to their options, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.